Property and Equipment (Details Narrative) (10-K) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Depreciation expense from continuing operations		$ 121,918	$ 208,485	$ 10,215
Depreciation expense from discontinued operations				$ 115,441
Predecessor [Member]
Depreciation expense from continuing operations	$ 5,100					$ 19,926
Depreciation expense from discontinued operations
Property and Equipment [Member] | Minimum [Member]
Property and equipment useful lives			3 years		3 years
Property and Equipment [Member] | Maximum [Member]
Property and equipment useful lives			5 years		5 years